The Cushing NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021

		Fair
Common Stock - 72.2%	Shares	Value
Cloud Services - 2.8%
United States - 2.8%
Microsoft Corporation (1)	15,798	$3,671,139

Communication Services - 2.9%
Italy - 1.3%
Infrastrutture Wireless Italiane SpA (1)	162,944	1,693,709
Spain - 1.6%
Cellnex Telecom S.A. (1)	40,000	2,174,202
		3,867,911
Data Centers - 1.5%
United States - 1.5%
Switch, Inc. (1)	116,393	2,018,255

Electric Vehicle Components - 2.1%
United States - 2.1%
Switchback Energy Acquisition Corporation (1)(2)	89,797	2,768,441

Electric Vehicle OEM - 0.7%
Cayman Islands - 0.7%
NIU Technologies	25,000	934,500

GDS Services - 0.3%
United States - 0.3%
Sabre Corporation (1)	30,337	445,651

General Partners - 1.2%
United States - 1.2%
EnLink Midstream LLC (1)	429,277	1,652,716

Industrials - 6.2%
Mexico - 2.6%
Grupo Aeroportuario Centro Norte (1)(2)	14,000	650,440
Grupo Aeroportuario del Pacífico (1)(2)	18,757	1,901,397
Grupo Aeroportuario del Sureste (1)(2)	4,716	877,883
United States - 3.6%
Covanta Holding Corporation (1)	2	28
Fortress Transportation and Infrastructure Investors LLC (1)	71,476	1,910,553
Plug Power, Inc. (1)(2)	60,000	2,902,800
		8,243,101
Integrated Utility - 0.7%
Italy - 0.7%
Enel Societa Per Azioni (1)	100,000	940,000

IT Services - 7.0%
Cayman Islands - 5.0%
21Vianet Group, Inc. (1)(2)	92,828	3,382,652
GDS Holdings Limited (1)(2)	31,815	3,250,220
Spain - 1.1%
Amadeus IT Group (1)(2)	20,000	1,387,532
United States - 0.9%
Fleetcor Technologies, Inc. (1)(2)	4,500	1,247,895
		9,268,299
Large Cap Diversified - 4.2%
United States - 4.2%
Kinder Morgan, Inc. (1)	254,538	3,741,709
Oneok, Inc. (1)	40,359	1,787,500
		5,529,209
Natural Gas Gatherers & Processors - 1.4%
United States - 1.4%
Targa Resources Corporation (1)	60,166	1,860,934

Natural Gas Transportation & Storage - 2.0%
United States - 2.0%
Equitrans Midstream Corporation (1)	366,493	2,649,744

Railroads - 4.1%
United States - 4.1%
Norfolk Southern Corporation (1)(2)	14,587	3,676,799
Union Pacific Corporation (1)	8,823	1,817,185
		5,493,984
Refiners - 5.5%
United States - 5.5%
Marathon Petroleum Corporation (1)	75,000	4,096,500
Phillips 66 (1)	38,273	3,178,573
		7,275,073
Solar - 12.2%
United Kingdom - 5.2%
Atlantica Sustainable Infrastructure plc (1)	190,000	6,868,500
United States - 7.0%
Enphase Energy, Inc. (1)(2)	22,370	3,938,462
Solaredge Technologies, Inc. (1)(2)	12,500	3,728,875
Sunrun, Inc. (1)(2)	26,318	1,646,980
		16,182,817
Solar Devoloper - 1.2%
Mauritius - 1.2%
Azure Power Global Ltd (1)(2)	51,153	1,550,959

Solar Generation - 2.6%
Spain - 2.6%
Solaria Energia (1)(2)	155,353	3,486,403

Solar Materials - 2.4%
China - 2.4%
JinkoSolar Holding Co., Ltd. (1)	60,914	3,127,325

Tollroads - 1.9%
Italy - 1.9%
Atlantia Spa (1)(2)	131,364	2,460,668

Utilities - 8.6%
Brazil - 1.4%
Cia Energetica de Minas Gerais (1)	535,237	1,129,350
Cia de Saneamento Basico do Estado de Sao Paulo (1)	107,081	706,735
France - 5.2%
Electricite de France S.A. (1)(2)	218,966	2,617,627
ENGIE (1)	132,428	1,930,952
Veolia Environnement SA (1)	89,575	2,415,513
United States - 2.0%
Clearway Energy, Inc. (1)	50,000	1,373,000
Vistra Energy Corporation (1)	75,000	1,293,750
		11,466,927
Wind Energy Equipment - 0.7%
United States - 0.7%
TPI Composites, Inc. (1)(2)	19,075	909,114
Total Common Stocks (Cost $82,342,879)		$95,803,170

Master Limited Partnerships and Related Companies - 26.7%	Units
Crude Oil & Refined Products - 6.4%
United States - 6.4%
Delek Logistics Partners L.P. (1)	75,147	$2,771,421
Magellan Midstream Partners, L.P. (1)	43,863	1,827,771
NGL Energy Partners, L.P. (1)	271,761	649,509
Phillips 66 Partners L.P. (1)	62,500	1,667,500
Shell Midstream Partners, L.P. (1)	145,409	1,592,229
		8,508,430
Fuel Distribution - 1.4%
United States - 1.4%
Sunoco, L.P. (1)	60,000	1,836,000

Large Cap Diversified C Corps - 1.8%
United States - 1.8%
Plains GP Holdings, L.P. (1)	278,643	2,401,903

Large Cap MLP - 8.5%
United States - 8.5%
Energy Transfer, L.P. (1)	473,926	3,620,795
Enterprise Products Partners, L.P. (1)	100,000	2,132,000
MPLX, L.P. (1)	234,138	5,574,826
		11,327,621
Natural Gas Gatherers & Processors - 5.3%
United States - 5.3%
DCP Midstream, L.P. (1)	240,658	5,260,784
Enable Midstream Parnters, L.P. (1)	267,221	1,769,003
		7,029,787
YieldCo - 3.3%
United States - 3.3%
NextEra Energy Partners, L.P. (1)	60,000	4,358,400
Total Master Limited Partnerships and Related Companies (Cost $22,923,282)		$35,462,141

	Shares	Fair Value
Real Estate Investment Trusts - 27.3%
Data Centers - 9.0%
United States - 9.0%
CoreSite Realty Corporation (1)	22,241	$2,706,952
CyrusOne, Inc. (1)	40,500	2,658,015
Digital Realty Trust, Inc. (1)	21,479	2,893,866
Equinix, Inc. (1)	2,902	1,881,483
QTS Realty Trust, Inc. (1)	30,000	1,863,600
		12,003,916
Dormitory Housing - 2.2%
United States - 2.2%
American Campus Communities, Inc. (1)	71,021	2,909,020

Shopping Centers - 3.0%
United States - 3.0%
Brixmor Property Group, Inc. (1)	105,073	2,067,837
Kimco Realty Corporation (1)(2)	101,334	1,857,452
		3,925,289
Towers - 13.1%
United States - 13.1%
American Tower Corporation (1)	26,790	5,790,123
Crown Castle International Corporation (1)	40,936	6,375,782
SBA Communications Corporation (1)	20,614	5,259,250
		17,425,155

Total Real Estate Investment Trusts (Cost $34,216,750)		$36,263,380

Fixed Income - 9.7%	Principal Amount
Engineering & Construction - 4.1%
Canada - 4.1%
Panther BF Aggregator 2 LP, 8.500%, due 05/15/2027 (1)(3)	5,000,000	$5,403,250

Exploration & Production - 0.0%
United States - 0.0%
Sanchez Energy Corporation, 6.125%, due 01/15/2023 (1)	5,000,000	50,000

Industrials - 1.1%
United States - 1.1%
Cleaver-Brooks, Inc., 7.875%, due 03/01/2023 (1)(3)	1,500,000	1,479,218

Natural Gas Gatherers & Processors - 2.0%
United States - 2.0%
DCP Midstream, L.P., 7.375%, due 06/15/2023 (1)	3,139,000	2,707,387

Refiners - 2.5%
United States - 2.5%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023 (1)	4,750,000	3,286,406

Total Fixed Income (Cost $19,516,058)		$12,926,261

Short-Term Investments - Investment Companies - 0.4%	Shares
United States - 0.4%
First American Government Obligations Fund - Class X, 0.05% (1)(4)	229,249	$229,249
First American Treasury Obligations Fund - Class X, 0.05% (1)(4)	229,249	229,249
Total Short-Term Investments - Investment Companies (Cost $458,498)		$458,498

Total Investments - 136.3% (Cost $159,457,467)		$180,913,450
Liabilities in Excess of Other Assets - (36.3)%		(48,160,061)
Net Assets Applicable to Common Stockholders - 100.0%		$132,753,389

(1) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2) No distribution or dividend was made during the period ended February 28, 2021. As such, it is classified as a non-income producing security as of February 28, 2021.
(3)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of February 28, 2021, the value of these investments was $6,882,468 or 5.18% of total net assets.

(4) Rate reported is the current yield as of February 28, 2021.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels listed below.
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2021	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$95,803,170	$95,803,170	$-	$-
Master Limited Partnerships and Related Companies (a)	35,462,141	35,462,141	-	-
Real Estate Investment Trusts (a)	36,263,380	36,263,380	-	-
Total Equity Securities	167,528,691	167,528,691	-	-
Notes Senior Notes(a)	12,926,261	-	12,926,261	-
Total Notes	12,926,261	-	12,926,261	-
Other
Short Term Investments (a)	458,498	458,498	-	-
Total Other	458,498	458,498	-	-
Total Assets	$180,913,450	$167,987,189	$12,926,261	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2021.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2021.